Shareholders' equity and share-based payments	12 Months Ended
Dec. 31, 2021
Shareholders' equity and share-based payments
Shareholders' equity and share-based payments

Note 9 Shareholders’ equity and share-based payments

9.1 SHAREHOLDERS’ EQUITY

Number of TotalEnergies shares and rights attached

As of December 31, 2021, the share capital of TotalEnergies SE amounts to €6,601,073,322.50, divided into 2,640,429,329 shares, with a par value of €2.50. There is only one category of shares. The shares may be held in either registered or bearer form.

The authorized share capital amounts to 3,686,636,841 shares as of December 31, 2021 compared to 3,668,371,962 shares as of December 31, 2020 and 3,593,399,547 shares as of December 31, 2019.

A double voting right is assigned to shares that are fully-paid and held in registered form in the name of the same shareholder for at least two years, with due consideration for the total portion of the share capital represented. A double voting right is also assigned, in the event of an increase in share capital by incorporation of reserves, profits or premiums, to registered shares granted without charge to a shareholder due to shares already held that are entitled to this right.

Pursuant to the Corporation’s bylaws (Statutes), no shareholder may cast a vote at a Shareholders’ Meeting, either by himself or through an agent, representing more than 10% of the total voting rights for the Corporation’s shares. This limit applies to the aggregated amount of voting rights held directly, indirectly or through voting proxies. However, in the case of double voting rights, this limit may be extended up to 20% of the total voting rights for the Corporation’s shares.

These restrictions no longer apply if any individual or entity, acting alone or in concert, acquires at least two-thirds of the total share capital of the Corporation, directly or indirectly, following a public tender offer for all of the Corporation’s shares.

Share cancellation

The Board of Directors, pursuant to the authorization granted by the Extraordinary Shareholders’ Meeting on May 26, 2017, in the thirteenth resolution to reduce, on one or more occasions, the Corporation’s share capital by cancelling shares, in accordance with the provisions of Articles L. 225-209 and L. 225-213 of the French Commercial Code, has proceeded with the following cancellation of TotalEnergies shares:

					Percentage
		Number of shares	Buybacks for the purpose of		of the share
	Board of Directors’	bought back and	cancellation of the	the shareholder	capital
Fiscal year	decision date	cancelled	dilution(a)	return policy	cancelled(b)
2021	February 8, 2021	23,284,409 shares bought back between October 31, 2019 and March 9, 2020	n/a	23,284,409 shares	0.88%
2019	December 11, 2019	65,109,435 shares bought back between October 29, 2018 and September 9, 2019	34,860,133 shares issued as payment for the 1st, 2nd and 3rd 2018 interim dividends	30,249,302 shares	2.44%
(a)	Cancellation of the dilution for the shares issued, without discount, for the scrip dividend.
(b)	Percentage of the share capital that the cancelled shares represented on the operations’ date.

Variation of the number of shares composing the share capital

AS OF DECEMBER 31, 2018 (a)		2,640,602,007
	2019 Capital increase reserved for employees	10,047,337
	Capital increase as payment of the scrip dividend (second and third 2018 interim dividend)	16,076,936
	Exercise of TotalEnergies share subscription options	264,230
	Capital reduction by cancellation of treasury shares	(65,109,435)
AS OF DECEMBER 31, 2019 (b)		2,601,881,075
	Deferred contribution pursuant to the 2015 capital increase reserved for employees	18,879
	2020 Capital increase reserved for employees	13,160,383
	Capital increase as payment of the scrip dividend (final 2019 dividend)	38,063,688
AS OF DECEMBER 31, 2020 (c)		2,653,124,025
	Capital reduction by cancellation of treasury shares	(23,284,409)
	2021 Capital increase reserved for employees	10,589,713
AS OF DECEMBER 31, 2021 (d)		2,640,429,329
(a)	Including 32,473,281 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 15,474,234 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 24,392,703 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 33,841,104 treasury shares deducted from consolidated shareholders’ equity.

Capital increase reserved for employees

The Extraordinary Shareholders’ Meeting (“ESM”) of May 28, 2021, in its seventeenth resolution, granted the authority to the Board of Directors to carry out, a capital increase, in one or more occasions within a maximum period of twenty-six months, reserved to members (employees and retirees) of a company or group savings plan of the Corporation (“ESOP”).

In fiscal year 2021, the Board of Directors of September 15, 2021, by virtue of the seventeenth resolution above-mentioned, decided to proceed with a capital increase reserved for employees and retirees within the limit of 18 million shares with immediate dividend rights. On this occasion, the Board of Directors has granted all powers to the Chairman and Chief Executive Officer to determine the opening and closing dates of the subscription period and the subscription price. This capital increase is expected to be completed after the Shareholders’ Meeting of May 25, 2022.

During the fiscal years 2021, 2020 and 2019, the Corporation completed the following ESOP, which terms are set out below:

Fiscal year	2021	2020	2019
Date of the ESOP	June 9, 2021	June 11, 2020	June 6, 2019
By virtue of	20th resolution of the ESM of May 29, 2020	18th resolution of the ESM of June 1, 2018	18th resolution of the ESM of June 1, 2018
Subscriptions
Number of shares subscribed	10,376,190	12,952,925	9,845,111
Subscription price	30.50 euros	26.20 euros	40.10 euros
Free shares
Number of shares granted	213,523	207,458	202,226
By virtue of		19th resolution of the ESM of June 1, 2018	19th resolution of the ESM of June 1, 2018
Deferred contribution
Number of shares granted	–	1,380	5,932
Number of beneficiaries	–	276	1,187
End of the acquisition period	–	June 11, 2025	June 6, 2024

Treasury shares

Accounting principles

Treasury shares held by TotalEnergies SE, or by its subsidiaries are deducted from consolidated shareholders’ equity. Gains or losses on sales of treasury shares are excluded from the determination of net income and are recognized in shareholders’ equity.

Number of treasury shares held by TotalEnergies SE

As of December 31,	2021	2020	2019
Number of treasury shares held by TotalEnergies SE	33,841,104	24,392,703	15,474,234
Percentage of share capital	1.28%	0.92%	0.59%
Of which shares acquired with the intention to cancel them	30,665,526	23,284,409	11,051,144
Of which shares allocated to TotalEnergies share performance plans	3,103,018	1,055,446	4,357,324
Of which shares intended to be allocated to new share performance or purchase options plans	72,560	52,848	65,766

Paid-in surplus

In accordance with French law, the paid-in surplus corresponds to premiums related to shares issuances, contributions or mergers of the parent company which can be capitalized or used to offset losses if the legal reserve has reached its minimum required level. The amount of the paid-in surplus may also be distributed subject to taxation except when it qualifies as a refund of shareholder contributions.

As of December 31, 2021, paid-in surplus relating to TotalEnergies SE amounted to €36,030 million (€36,722 million as of December 31, 2020 and €35,415 million as of December 31, 2019).

Reserves

Under French law, 5% of net income must be transferred to the legal reserve until the legal reserve reaches 10% of the nominal value of the share capital. This reserve cannot be distributed to the shareholders other than upon liquidation but can be used to offset losses.

If wholly distributed, the unrestricted reserves of TotalEnergies SE would be taxed for an approximate amount of $362 million as of December 31, 2021 ($492 million as of December 31, 2020 and $575 million as of December 31, 2019) due to additional corporation tax applied on regulatory reserves so that they become distributable.

Earnings per share

Accounting principles

Earnings per share is calculated by dividing net income (TotalEnergies share) by the weighted-average number of common shares outstanding during the period, excluding TotalEnergies shares held by TotalEnergies SE (Treasury shares) which are deducted from consolidated shareholders’ equity.

Diluted earnings per share is calculated by dividing net income (TotalEnergies share) by the fully-diluted weighted-average number of common shares outstanding during the period. Treasury shares held by the parent company, TotalEnergies SE are deducted from consolidated shareholders’ equity. These shares are not considered outstanding for purposes of this calculation which also takes into account the dilutive effect of share subscription or purchase options plans, share grants and capital increases with a subscription period closing after the end of the fiscal year.

The weighted-average number of fully-diluted shares is calculated in accordance with the treasury stock method provided for by IAS 33. The proceeds, which would be recovered in the event of an exercise of rights related to dilutive instruments, are presumed to be a share buyback at the average market price over the period. The number of shares thereby obtained leads to a reduction in the total number of shares that would result from the exercise of rights.

In compliance with IAS 33, earnings per share and diluted earnings per share are based on the net income after deduction of the remuneration due to the holders of deeply subordinated notes.

The variation of both weighted-average number of shares and weighted-average number of diluted shares respectively, as of December 31, respectively used in the calculation of earnings per share and fully-diluted earnings per share is detailed as follows:

	2021	2020	2019
Number of shares as of January 1,	2,653,124,025	2,601,881,075	2,640,602,007
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders' equity	(24,392,703)	(15,474,234)	(32,473,281)
Evolution of the number of shares during the financial year (pro-rated)
Exercise of TotalEnergies share subscription options	–	–	157,153
Final grant of TotalEnergies performance shares	3,810,430	2,154,064	2,140,576
Capital increase reserved for employees (a)	6,177,333	7,689,476	5,860,947
Capital increase as payment of the scrip dividend	–	17,445,857	12,360,894
Buyback of TotalEnergies treasury shares including:	(7,296,460)	(11,669,489)	(27,026,481)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(3,762,794)	(10,666,710)	(24,818,443)
Shares repurchased during the fiscal year to cover for the performance share plans	(3,533,666)	(1,002,779)	(2,208,038)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,631,422,625	2,602,026,749	2,601,621,815
Dilutive effect
Grant of TotalEnergies share subscription or purchase options	–	–	33,636
Grant of TotalEnergies performance shares	14,492,673	–	14,593,030
Capital increase reserved for employees(a)	1,552,947	–	1,759,407
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,(b)	2,647,468,245	2,602,026,749	2,618,007,888

(a)    Including the capital increase in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

(b)    In 2020, the effect generated by the grant of TotalEnergies performance shares and by the capital increase reserved for employees (19,007,836 shares) is anti-dilutive. In accordance with IAS 33, the weighted-average number of diluted shares is therefore equal to the weighted-average number of shares.

Earnings per share in euros

The earnings per share in euros, converted from the earnings per share in dollars, by using the average exchange rate euro/dollar, is €5.03 per share for 2021 closing (€(2.54) for 2020 closing). The fully-diluted earnings per share calculated by using the same method is €5.01 per share for 2021 closing (€(2.54) for 2020 closing).

Dividend

The Board of Directors, on February 9, 2022, after approving the financial statements for the 2021 fiscal year, decided to propose to the Shareholders’ Meeting on May 25, 2022 the payment of a €2.64 dividend per share for the fiscal year 2021. Subject to the Shareholders’ decision, considering the first three interim dividends already decided by the Board of Directors, the final dividend for the fiscal year 2021 will be €0.66 per share.

2021 Dividend	First interim	Second interim	Third interim	Final
Amount	€0.66	€0.66	€0.66	€0.66
Set date	April 28, 2021	July 28, 2021	October 27, 2021	May 25, 2022
Ex-dividend date	September 21, 2021	January 3, 2022	March 22, 2022	June 21, 2022
Payment date	October 1, 2021	January 13, 2022	April 1, 2022	July 1, 2022

Issuances of perpetual subordinated notes

On 17 January 2022, TotalEnergies SE issued two tranches of perpetual subordinated notes in euro:

-	Deeply subordinated notes 2.000% perpetual maturity callable after 5.25 years (€1,000 million); and
-	Deeply subordinated notes 3.250% perpetual maturity callable after 15 years (€750 million).

These two tranches were issued to refinance the €1,750 million perpetual subordinated notes with a first call date scheduled in May 2022.

On 25 January 2021, TotalEnergies SE issued two tranches of perpetual subordinated notes in euro:

-	Deeply subordinated notes 1.625% perpetual maturity callable after 7 years (€1,500 million); and
-	Deeply subordinated notes 2.125% perpetual maturity callable after 12 years (€1,500 million).

In 2020, TotalEnergies SE issued perpetual subordinated notes in euro:

-	Deeply subordinated notes 2.000% perpetual maturity callable after 10 years (€1,000 million).

In parallel with this issuance, TotalEnergies SE partially tendered perpetual 2.250% subordinated notes issued in 2015 (of which the outstanding nominal amount before the operation was €1,000 million following a first partial tender executed in April 2019) for an amount of €703 million. Following this transaction, the new nominal amount of the tendered tranche was €297 million and TotalEnergies’ total outstanding amount of perpetual subordinated notes rose temporarily by €297 million. This residual amount was fully repaid in February 2021 on its first call date.

In 2019, TotalEnergies SE issued perpetual subordinated notes in euro:

-	Deeply subordinated notes 1.750% perpetual maturity callable after 5 years (€1,500 million).

In parallel with this issuance, TotalEnergies SE partially tendered perpetual 2.250% subordinated notes issued in 2015 for an amount of €1,500 million. Following this transaction, the new nominal amount of the tranche tendered was €1,000 million and TotalEnergies’ total outstanding amount of perpetual subordinated notes remained unchanged.

In 2018 and 2017, TotalEnergies SE did not issue any perpetual subordinated notes.

In 2016, TotalEnergies SE issued three tranches of perpetual subordinated notes in euro:

-	Deeply subordinated notes 3.875% perpetual maturity callable after 6 years (€1,750 million);
-	Deeply subordinated notes 2.708% perpetual maturity callable after 6.6 years (€1,000 million); and
-	Deeply subordinated notes 3.369% perpetual maturity callable after 10 years (€1,500 million).

In 2015, TotalEnergies SE issued two tranches of perpetual subordinated notes in euro:

-	Deeply subordinated notes 2.250% perpetual maturity callable after 6 years (€2,500 million); and
-	Deeply subordinated notes 2.625% perpetual maturity callable after 10 years (€2,500 million).

Based on their characteristics (mainly no mandatory repayment and no obligation to pay a coupon except under certain circumstances specified into the documentation of the notes) and in compliance with IAS 32 standard – Financial instruments - Presentation, these notes were recorded in equity.

As of December 31, 2021, the amount of perpetual deeply subordinated notes booked in TotalEnergies shareholders' equity is $13,922 million. The coupons attributable to the holders of these securities are recognized as a deduction from TotalEnergies shareholders' equity for an amount of $368 million for fiscal year 2021 closing. The tax saving due to these coupons is booked in the statement of income.

Other comprehensive income

Detail of other comprehensive income showing both items potentially reclassifiable and those not potentially reclassifiable from equity to net income is presented in the table below:

For the year ended December 31,
(M$)	2021	2020	2019
Actuarial gains and losses	1,035	(212)	(192)
Change in fair value of investments in equity instruments	66	533	142
Tax effect	(411)	65	53
Currency translation adjustment generated by the parent company	(7,202)	7,541	(1,533)
Sub-total items not potentially reclassifiable to profit & loss	(6,512)	7,927	(1,530)
Currency translation adjustment	4,216	(4,645)	740
– Unrealized gain/(loss) of the period	4,380	(4,607)	800
– Less gain/(loss) included in net income	164	38	60
Cash flow hedge	278	(313)	(599)
– Unrealized gain/(loss) of the period	109	(175)	(552)
– Less gain/(loss) included in net income	(169)	138	47
Variation of foreign currency basis spread	2	28	1
– Unrealized gain/(loss) of the period	(47)	(22)	(57)
– Less gain/(loss) included in net income	(49)	(50)	(58)
Share of other comprehensive income of equity affiliates, net amount	706	(1,831)	408
– Unrealized gain/(loss) of the period	626	(1,841)	421
– Less gain/(loss) included in net income	(80)	(10)	13
Other	(1)	(8)	(3)
Tax effect	(135)	72	202
Sub-total items potentially reclassifiable to profit & loss	5,066	(6,697)	749
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	(1,446)	1,230	(781)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2021			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(7,202)	(7,202)	–	–	–
Currency translation adjustment	4,216	4,654	(180)	(1)	(257)
Currency translation adjustment of equity affiliates	536	730	4	(27)	(171)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(2,450)	(1,818)	(176)	(28)	(428)

As of December 31, 2020			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	7,541	7,541	–	–	–
Currency translation adjustment	(4,645)	(4,668)	115	(12)	(80)
Currency translation adjustment of equity affiliates	(1,657)	(851)	(11)	(886)	91
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	1,239	2,022	104	(898)	11

As of December 31, 2019			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(1,533)	(1,533)	–	–	–
Currency translation adjustment	740	636	138	7	(41)
Currency translation adjustment of equity affiliates	607	149	(7)	530	(65)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(186)	(748)	131	537	(106)

Tax effects relating to each component of other comprehensive income are as follows:

	2021			2020			2019
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	1,035	(372)	663	(212)	47	(165)	(192)	55	(137)
Change in fair value of investments in equity instruments	66	(39)	27	533	18	551	142	(2)	140
Currency translation adjustment generated by the parent company	(7,202)	–	(7,202)	7,541	–	7,541	(1,533)	–	(1,533)
Sub-total items not potentially reclassifiable to profit & loss	(6,101)	(411)	(6,512)	7,862	65	7,927	(1,583)	53	(1,530)
Currency translation adjustment	4,216	–	4,216	(4,645)	–	(4,645)	740	–	740
Cash flow hedge	278	(130)	148	(313)	79	(234)	(599)	202	(397)
Variation of foreign currency basis spread	2	(5)	(3)	28	(7)	21	1	–	1
Share of other comprehensive income of equity affiliates, net amount	706	–	706	(1,831)	–	(1,831)	408	–	408
Other	(1)	–	(1)	(8)	–	(8)	(3)	–	(3)
Sub-total items potentially reclassifiable to profit & loss	5,201	(135)	5,066	(6,769)	72	(6,697)	547	202	749
TOTAL OTHER COMPREHENSIVE INCOME	(900)	(546)	(1,446)	1,093	137	1,230	(1,036)	255	(781)

Non-controlling interests

As mentioned in Note 2.1 Main acquisitions and divestments, TotalEnergies has completed a transaction with GIP for a consideration of more than $750 million, with an effective date January 1, 2021. GIP's participation is recognized as non-controlling interest.

9.2 SHARE-BASED PAYMENTS

Accounting principles

TotalEnergies SE may grant employees share subscription or purchase options  plans, performance shares plans and offer its employees the opportunity to subscribe to reserved capital increases. These employee benefits are recognized as expenses with a corresponding credit to shareholders’ equity.

The expense is equal to the fair value of the instruments granted. The expense is recognized on a straight-line basis over the period in which the advantages are acquired.

The fair value of the options is calculated using the Black-Scholes model at the grant date.

For performance shares plans, the fair value is calculated using the market price at the grant date after deducting the expected distribution rate during the vesting period.

The global cost is reduced to take into account the non-transferability over a 2-year holding period of the shares that could be awarded. The number of allocated equity instruments can be revised during the vesting period in cases of non-compliance with performance conditions, with the exception of those related to the market, or according to the rate of turnover of the beneficiaries.

The cost of employee-reserved capital increases is immediately expensed.

The cost of the capital increase reserved for employees consists of the cost related to the discount on the shares subscribed using the classic and/or the leveraged schemes, the cost of the free shares and the opportunity gain for the shares subscribed using the leveraged scheme, as applicable. This opportunity gain corresponds to the benefit of subscribing to the leveraged offer, rather than reproducing the same economic profile through the purchase of options in the market for individual investors.

The global cost is reduced to take into account the non-transferability of the shares that are subscribed by the employees over a period of five years.

A.  TotalEnergies share subscription or purchase option plans

Weighted
average
	2011 Plan		Total	exercise price
Date of the Shareholders’ Meeting	5/21/2010
Award date (a)	9/14/2011
Strike price	33.00	€
Expiry date	9/14/2019
Number of options
Existing options as of January 1, 2019	265,230		265,230	33.00	€
Granted	–		–	–
Cancelled(b)	(1,000)		(1,000)	33.00	€
Exercised	(264,230)		(264,230)	33.00	€
Existing options as of January 1, 2020	–		–	n/a
Granted	–		–	n/a
Cancelled	–		–	n/a
Exercised	–		–	n/a
Existing options as of January 1, 2021	–		–	n/a
Granted	–		–	n/a
Cancelled	–		–	n/a
Exercised	–		–	n/a
Existing options as of December 31, 2021	–		–	n/a
(a)	The grant date is the date of the Board meeting awarding the share subscription or purchase options.
(b)	Options that were not exercised on September 14, 2019 due to the expiry of 2011 Plan.

Options granted as part of 2011 Plan were exercisable, subject to a presence condition, after a 2-year period from the date of the Board meeting awarding the options and have expired eight years after this date. The underlying shares were not transferable during four years from the date of grant. The transfer restriction period did not apply to employees of non-French subsidiaries as of the date of the grant, who may have transferred the underlying shares after a 2-year period from the date of the grant.

The Extraordinary Shareholders’ Meeting of May 29, 2020 authorised the Board of Directors, for a period of thirty-eight months to grant share subscription or purchase options. Since the 2011 Plan, the Board of Directors has not decided any new grant of TotalEnergies share subscription or purchase option plan. All the option plans have expired.

B.  TotalEnergies Performance share plans

	2016	2017	2018	2019	2020	2021		Total
Date of the Shareholders’ Meeting	5/24/2016	5/24/2016	5/24/2016	6/1/2018	6/1/2018	6/1/2018
Award date	7/27/2016	7/26/2017	3/14/2018	3/13/2019	3/18/2020	5/28/2021
Date of the final award (end of the vesting period)	7/28/2019	7/27/2020	3/15/2021	3/14/2022	3/20/2023	5/29/2024
Transfer authorized as from	7/29/2021	7/28/2022	3/16/2023	3/15/2024	3/21/2025	5/30/2026
Grant date IFRS 2 fair value	35.37	€35.57	€36.22	€40.11	€12.40	€27.40	€
Number of performance shares
Outstanding as of January 1, 2019	5,543,220	5,650,919	6,070,795	–	–	–		17,264,934
Notified	–	–	–	6,447,069	–	–		6,447,069
Cancelled	(1,267,392)	(41,220)	(41,260)	(39,246)	–	–		(1,389,118)
Finally granted	(4,275,828)	(1,840)	(1,100)	(180)	–	–		(4,278,948)
Outstanding as of January 1, 2020	–	5,607,859	6,028,435	6,407,643	–	–		18,043,937
Notified	–	–	–	–	6,727,352	–		6,727,352
Cancelled	–	(1,313,687)	(55,830)	(44,289)	(18,691)	–		(1,432,497)
Finally granted	–	(4,294,172)	(10,740)	(10,890)	(1,773)	–		(4,317,575)
Outstanding as of January 1, 2021	–	–	5,961,865	6,352,464	6,706,888	–		19,021,217
Notified	–	–	–	–	–	6,764,548		6,764,548
Cancelled	–	–	(1,395,555)	(58,578)	(52,301)	(31,118)		(1,537,552)
Finally granted	–	–	(4,566,310)	(4,810)	(1,385)	(690)		(4,573,195)
OUTSTANDING AS OF DECEMBER 31, 2021	–	–	–	6,289,076	6,653,202	6,732,740		19,675,018

The performance shares, which are bought back by TotalEnergies SE on the market, are finally granted to their beneficiaries after a 3-year vesting period, from the date of the grant. The final grant is subject to a continued employment condition as well as:

-	two performance conditions for the 2016 to 2018 Plans,
-	three performance conditions for the 2019 Plan,
-	four performance conditions for the 2020 Plan, and
-	five performance conditions for the 2021 Plan.

Moreover, the transfer of the performance shares finally granted  under the 2016 to 2021 Plans will not be permitted until the end of a 2-year holding period from the date of the final grant.

2021 Plan

The Board of Directors granted performance shares, with effective date May 28, 2021, to certain employees and executive directors of TotalEnergies SE or its subsidiaries, subject to the fulfilment of the continued employment condition and five performance conditions.

The presence condition applies to all shares.

The performance conditions apply differently depending on the capacity of the beneficiaries. If all shares granted to senior executives are subject to performance conditions, the grant of the first 150 shares to non-senior executives are not subject to the performance condition abovementioned, which will, nonetheless, apply to any shares granted above this threshold.

The definitive number of granted shares will be based on the TSR (Total Shareholder Return), the annual variation of the net cash flow by share in dollars, the pre-dividend organic cash breakeven, the change in the greenhouse gas emissions on operated facilities (Scope 1 + 2), as well as the change in greenhouse gas emissions (Scope 3) of TotalEnergies’ customers in Europe relating to fiscal years 2021, 2022 and 2023, applied as follows:

-

For 25% of the shares, TotalEnergies will be ranked against its peers (ExxonMobil, Shell, BP and Chevron) each year during the three vesting years (2021, 2022 and 2023) based on the TSR criterion of the last quarter of the year in question, the dividend being considered reinvested based on the closing price on the ex-dividend date.

-

For 25% of the shares, TotalEnergies will be ranked against its peers (ExxonMobil, Shell, BP and Chevron) each year during the three vesting years (2021, 2022 and 2023) using the annual variation in net cash flow per share criterion expressed in dollars.

Based on the ranking, a grant rate will be determined each year for each of these two first criteria: 1st: 180% of the grant; 2nd: 130% of the grant; 3rd: 80% of the grant; 4th and 5th: 0%, with a maximum of 100%.

-	For 20% of the shares, the pre-dividend organic cash breakeven criterion will be assessed during the three vesting years (2021, 2022 and 2023) as follows:
-	the maximum grant rate, i.e. 100% for this criterion, will be achieved if the breakeven is less than or equal to $30/b,
-	the grant rate will be zero if the breakeven is greater than or equal to $40/b,
-	the interpolations are linear between these two points of reference.

The pre-dividend organic cash breakeven is defined as the Brent price for which the operating cash flow before working capital changes[1] (MBA) covers the organic investments[2]. The ability of the TotalEnergies to resist to the variations of the Brent barrel price is measured by this parameter.

[1] Operating cash flow before working capital changes, is defined as cash flow from operating activities before changes in working capital at replacement cost, excluding the mark-to-market effect of iGRP’s contracts and including capital gain from renewable projects sales (effective first quarter 2020).

[2] Organic investments = net investments excluding acquisitions, asset sales and other operations with non-controlling interests.

-

For 15% of the shares, the change in the greenhouse gas emissions (GHG) on operated facilities (Scope 1 + 2) will be assessed each year as regard to the achievement of the target to reduce the GHG emissions set for fiscal years 2021, 2022 and 2023 and corresponding to 42.4 Mt CO2e for 2021, 41.8 Mt CO2e for 2022 and 41.2 Mt CO2e for 2023.

-	the maximum grant rate, i.e. 100% for this criterion, will be obtained if the GHG emissions (Scope 1 + 2) reach the target set;
-	the grant rate will be zero if the GHG emissions (Scope 1 + 2) of the year considered are 1 Mt CO2e above the target set;
-	the interpolations are linear between these two points of reference.
-

For 15% of the shares, the criterion of the change in the indirect greenhouse gas emissions (GHG) related to the use by customers of the energy products (Scope 3) in Europe will be assessed each year for the achievement of the target to reduce these GHG emissions set as follows: 2021: -12%; 2022: -14% and 2023: -16% relative to GHG emissions in 2015.

-	the maximum grant rate, i.e. 100% for this criterion, will be reached if the reductions in GHG emissions (Scope 3) of TotalEnergies' customers in Europe achieve the target set;
-

the grant rate will be zero if the reductions in GHG emissions (Scope 3) of TotalEnergies' customers in Europe of the year in question are 4 points below the target set, i.e. 2021: -8%, 2022: -10% and 2023: -12%;

-	the interpolations are linear between these two points of reference.

A grant rate will be determined each year for each of these last three criteria.

For each of the five criteria, the average of the three grant rates obtained (for each of the three fiscal years for which the performance conditions are assessed) will be rounded to the nearest 0.1 whole percent (0.05% being rounded to 0.1%) and capped at 100%.

The definitive grant rate will be rounded to the nearest 0.1 whole percent (0.05% being rounded to 0.1%). In the case of fractional shares, the number of shares definitively granted after determination of performance conditions will be determined according to the weighting of each criterion and rounded up to the next whole number of shares.

C.  SunPower Plans

During fiscal year 2021, SunPower had one stock incentive plan: the SunPower Corporation 2015 Omnibus Incentive Plan ("2015 Plan"). The 2015 Plan was adopted by SunPower’s Board of Directors in February 2015 and was approved by shareholders in June 2015.The 2015 Plan allows for the grant of options, as well as grant of stock appreciation rights, restricted stock grants, restricted stock units and other equity rights. The 2015 Plan also allows for tax withholding obligations related to stock option exercises or restricted stock awards to be satisfied through the retention of shares otherwise released upon vesting.

The 2015 Plan includes an automatic annual increase mechanism equal to the lower of three percent of the outstanding shares of all classes of SunPower’s common stock measured on the last day of the immediately preceding fiscal year, 6 million shares, or such other number of shares as determined by SunPower’s Board of Directors. In fiscal year 2015, SunPower’s Board of Directors voted to reduce the stock incentive plan’s automatic increase from 3% to 2% for 2016. As of December 31, 2021, approximately 23.0 million shares were available for grant under the 2015 Plan.

Incentive stock options, nonstatutory stock options, and stock appreciation rights may be granted at no less than the fair value of the common stock on the date of grant. The options and rights become exercisable when and as determined by SunPower’s Board of Directors, although these terms generally do not exceed ten years for stock options. SunPower has not granted stock options since fiscal year 2008. All previously granted stock options have been exercised or expired and accordingly no options remain outstanding. Under the 2015 Plan, the restricted stock grants and restricted stock units typically vest in equal installments annually over three or four years.

The majority of shares issued are net of the minimum statutory withholding requirements that SunPower pays on behalf of its employees. During fiscal years 2021, 2020 and 2019, SunPower withheld 0.4 million, 1.3 million, and 0.8 million shares, respectively, to satisfy the employees' tax obligations. SunPower pays such withholding requirements in cash to the appropriate taxing authorities. Shares withheld are treated as common stock repurchases for accounting and disclosure purposes and reduce the number of shares outstanding upon vesting.

The following table summarizes SunPower’s restricted stock activities:

	Restricted Stock Awards and Units
		Weighted-Average Grant Date
		Fair Value Per Share
	Shares (in thousands)	(in dollars)(a)
Outstanding as of January 1, 2019	7,660	9.11
Granted	5,430	6.82
Vested (b)	(2,460)	9.65
Forfeited	(1,304)	8.28
Outstanding as of January 1, 2020	9,326	7.75
Granted	12,797	11.10
Vested (b)	(3,596)	9.88
Forfeited	(11,360)	7.07
Outstanding as of January 1, 2021	7,167	13.75
Granted	1,932	30.47
Vested (b)	(2,905)	14.67
Forfeited	(1,325)	15.72
OUTSTANDING AS OF DECEMBER 31, 2021	4,869	19.30
(a)	SunPower estimates the fair value of the restricted stock unit awards as the stock price on the grant date.
(b)	Restricted stock awards and units vested include shares withheld on behalf of employees to satisfy the minimum statutory tax withholding requirements.

D.  Share-based payment expense

Share-based payment expense before tax was broken down as follows:

As of December 31,
(M$)	2021	2020	2019
TotalEnergies performance shares plans	129	176	180
SunPower plans	25	26	26
Capital increase reserved for employees	14	12	27
TOTAL	168	214	233

The main assumptions used for the valuation of the cost of the capital increase reserved for employees in 2021 were the following:

For the year ended December 31,	2021
Date of the Board of Directors meeting that decided the issue	September 16, 2020
Reference price (€) (a)	38.08
Subscription price (€) (b)	30.50
Number of shares issued (in millions) (c)	10.59
Risk free interest rate over five years (%)	(0.450)
Employees loan financing rate (%) (d)	4.44
Non transferability cost (% of the reference's share price)	19.31
(a)

Average of the closing prices of the TotalEnergies shares over the twenty trading sessions preceding April 28, 2021, being the date of the Chairman and CEO’s decision setting the opening date of the subscription period and the subscription price.

(b)	Reference price, reduced by a 20% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.
(d)	Average of 5 year consumer’s credit rates.